Cost of revenue (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses
Operating expense	₽ 29,130	₽ 26,558	₽ 23,964
Cost of revenue
Expenses
Transaction costs	15,892	14,777	12,633
Interest expense	505	288	47
Other expenses	1,625	1,429	1,395
Operating expense	₽ 18,022	₽ 16,494	₽ 14,075